Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2015 Fund	Fidelity Freedom Blend 2015 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	6.90%	8.51%	[1]	4.76%	6.99%	[1]	4.81%	6.19%	[1]	(1.54%)	4.61%	[1]	7.04%	8.53%	[1]

[1]	(a)From August 31, 2018